Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 15, 2012
Supplement [Text Block]	dset2_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion All Cap Insider Sentiment Shares (KNOW)
Direxion Large Cap Insider Sentiment Shares (INSD)

Supplement dated November 6, 2012 to the
Prospectus dated June 15, 2012, as supplemented August 31, 2012 (“Prospectus”)

Effective November 8, 2012, the corresponding index descriptions for the Direxion All Cap Insider Sentiment Shares and the Direxion Large Cap Insider Sentiment Shares (collectively, the “Funds”) are changed as follows:

New Index Descriptions

Direxion All Cap Insider Sentiment Shares

The Index is composed of 100 stocks selected from the S&P 1500 by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology.  The S&P 1500 is a composite index of the S&P 500, S&P 400 and S&P 600, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively.  Starting with an eligible universe of all 1500 stocks in the S&P 1500, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology.  From the remaining stocks, the Index Provider further eliminates all but 100 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis.  The remaining 100 stocks, which compose the Index, are then ranked using a defensive methodology that preferences stocks that have historically performed well in weak markets, having strong free cash flow yield and strong dividend yield.  The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index.  The bottom 50 stocks thereby account for 17.61% of the total Index.  The Index rebalances monthly.

Direxion Large Cap Insider Sentiment Shares

The Index is composed of 100 stocks selected from the S&P 500® by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology.  Starting with an eligible universe of all 500 large capitalization domestic equity stocks in the S&P 500®, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology.  From the remaining stocks, the Index Provider further eliminates all but 100 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis.  The remaining 100 stocks, which compose the Index, are then ranked using a defensive methodology that preferences stocks that have historically performed well in weak markets, having strong free cash flow yield and strong dividend yield.  The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index.  The bottom 50 stocks thereby account for 17.61% of the total Index.  The Index rebalances monthly.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.

Direxion All Cap Insider Sentiment Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset2_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion All Cap Insider Sentiment Shares (KNOW)
Direxion Large Cap Insider Sentiment Shares (INSD)

Supplement dated November 6, 2012 to the
Prospectus dated June 15, 2012, as supplemented August 31, 2012 (“Prospectus”)

Effective November 8, 2012, the corresponding index descriptions for the Direxion All Cap Insider Sentiment Shares and the Direxion Large Cap Insider Sentiment Shares (collectively, the “Funds”) are changed as follows:

New Index Descriptions

Direxion All Cap Insider Sentiment Shares

The Index is composed of 100 stocks selected from the S&P 1500 by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology.  The S&P 1500 is a composite index of the S&P 500, S&P 400 and S&P 600, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively.  Starting with an eligible universe of all 1500 stocks in the S&P 1500, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology.  From the remaining stocks, the Index Provider further eliminates all but 100 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis.  The remaining 100 stocks, which compose the Index, are then ranked using a defensive methodology that preferences stocks that have historically performed well in weak markets, having strong free cash flow yield and strong dividend yield.  The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index.  The bottom 50 stocks thereby account for 17.61% of the total Index.  The Index rebalances monthly.

Direxion Large Cap Insider Sentiment Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset2_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion All Cap Insider Sentiment Shares (KNOW)
Direxion Large Cap Insider Sentiment Shares (INSD)

Supplement dated November 6, 2012 to the
Prospectus dated June 15, 2012, as supplemented August 31, 2012 (“Prospectus”)

Effective November 8, 2012, the corresponding index descriptions for the Direxion All Cap Insider Sentiment Shares and the Direxion Large Cap Insider Sentiment Shares (collectively, the “Funds”) are changed as follows:

New Index Descriptions

Direxion Large Cap Insider Sentiment Shares

The Index is composed of 100 stocks selected from the S&P 500® by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology.  Starting with an eligible universe of all 500 large capitalization domestic equity stocks in the S&P 500®, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology.  From the remaining stocks, the Index Provider further eliminates all but 100 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis.  The remaining 100 stocks, which compose the Index, are then ranked using a defensive methodology that preferences stocks that have historically performed well in weak markets, having strong free cash flow yield and strong dividend yield.  The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index.  The bottom 50 stocks thereby account for 17.61% of the total Index.  The Index rebalances monthly.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.